Consolidated statements of comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income (loss) for the year	R$ 179,338	R$ (779,724)	R$ 377,817
Other comprehensive (loss) income - items that are or may be reclassified subsequently to profit or loss
Actuarial losses from post-employment benefits	(41,045)
CCash flow hedge, net of income tax	(30,021)	(420,706)	67,913
Total	(71,066)	(420,706)	67,913
Total comprehensive income (loss) for the year	108,272	(1,200,430)	445,730
Comprehensive income (loss) attributable to:
Equity holders of the parent company	(188,339)	(1,506,099)	86,705
Non-controlling interest shareholders	R$ 296,611	R$ 305,669	R$ 359,025